Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Intangible Assets [Abstract]
Summary of Total Intangible Assets
Total intangible assets consisted of the following at September 30, 2021 and December 31, 2020 (in thousands):

	September 30, 2021			December 31, 2020
	Gross Amount	Accumulated Amortization	Net Balance	Gross Amount	Accumulated Amortization	Net Balance
Customer relationships	$2,192	$(534)	$1,658	$809	$(382)	$427
Contract rights	488	(185)	303	150	(150)	—
Leasehold	160	(13)	147	—	—	—
Non-complete agreement	137	(137)	—	137	(114)	23
Domain name	281	—	281	281	—	281
Licensing rights	400	—	400	400	—	400

Total	$3,658	$(869)	$2,789	$1,777	$(646)	$1,131

Total intangible assets consisted of the following at December 31, 2019 and December 31, 2020 (in thousands):

	December 31, 2019			December 31, 2020
	Gross Amount	Accumulated Amortization	Net Balance	Gross Amount	Accumulated Amortization	Net Balance
Customer relationships	$809	$(225)	$584	$809	$(382)	$427
Contract rights	150	(112)	38	150	(150)	—
Non-complete agreement	137	(68)	69	137	(114)	23
Domain name	—	—	—	281	—	281
Licensing rights	—	—	—	400	—	400

Total	$1,096	$(405)	$691	$1,777	$(646)	$1,131

Summary of Weighted Average Useful Lives of Intangible Assets by Asset Class Used for Straight-line Expense Purposes
The following table summarizes the weighted average useful lives of intangible assets by asset class used for straight-line expense purposes:

	September 30, 2021	December 31, 2020
Customer relationships	12.8	5.0
Contract rights	2.4	2.0
Leasehold	9.2	—
Non-compete agreement	3.0	3.0
The following table summarizes the weighted average useful lives of intangible assets by asset class used for straight-line expense purposes:

	December 31, 2019	December 31, 2020
Customer relationships	4.98	4.98
Contract rights	2.0	2.0
Non-compete agreement	3.0	3.0

Summary of Future amortization	Future amortization for the remainder of 2021 and for the succeeding years is as follows (in thousands):

2021	$100
2022	397
2023	336
2024	102
2025	102
Thereafter	1,071

Total	$2,108

Actual and future amortization is as follows for the years ending December 31 (in thousands):

2021	$181
2022	158
2023	111

Total	$450